Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (387)	$ 2,651
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	19,746	12,242
Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(2,544)	(12,040)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	2,157	14,691
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(21,302)	8,088
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	20,476	17,014
Interest Income Expense [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	577	228
Interest Income Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	5,690	4,940
Cost Of Sale [Member] | Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives AOCI	(1,307)	(5,000)
Selling, General and Administrative Expense [Member] | Nondesignated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (26,992)	$ 3,148